SHARE CAPITAL - Disclosure of share purchase warrant transactions (Details)	12 Months Ended
	Nov. 30, 2023 share $ / shares	Nov. 30, 2022 share $ / shares
Disclosure of classes of share capital [abstract]
Warrants outstanding, beginning balance | share	9,430,160	9,991,241
Weighted average exercise price, beginning balance | $ / shares	$ 0.42	$ 0.42
Warrants expired | share		(561,081)
Weighted average exercise price of warrants expired | $ / shares		$ 0.2
Warrants granted | share	47,425,700
Weighted average exercise price of warrants granted | $ / shares	$ 0.1
Warrants outstanding, ending balance | share	56,855,860	9,430,160
Weighted average exercise price, ending balance | $ / shares	$ 0.14	$ 0.42